Insurance and Reinsurance contract Assets and Liabilities - Insurance Contracts in Analysis by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	$ (102)
Opening insurance contract liabilities, beginning balance	396,401
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	126,545
Insurance revenue
Insurance revenue	(28,888)	$ (26,592)
Cash flows
Acquisition cash flows incurred in the year	(698)	(878)
Closing insurance contract assets, ending balance	(194)	(102)
Closing insurance contract liabilities, ending balance	411,532	396,401
Closing insurance contract liabilities for account of segregated fund holders, ending balance	129,006	126,545
Insurance contracts issued
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	(102)	(145)
Opening insurance contract liabilities, beginning balance	396,401	367,996
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	126,545	114,143
Net opening balance, beginning balance	522,844	481,994
Insurance revenue
Expected incurred claims and other insurance service expenses	(15,284)	(14,340)
Change in risk adjustment for non-financial risk expired	(1,401)	(1,414)
CSM recognized for services provided	(3,130)	(2,697)
Recovery of insurance acquisition cash flows	(1,907)	(1,351)
Contracts under PAA	(7,166)	(6,790)
Insurance revenue	(28,888)	(26,592)
Insurance service expense
Incurred claims and other insurance service expenses	22,478	21,397
Losses and reversal of losses on onerous contracts (future service)	393	882
Changes to liabilities for incurred claims (past service)	(2,683)	(2,605)
Amortization of insurance acquisition cash flows	2,903	2,148
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	23,091	21,822
Investment components and premium refunds	0	0
Insurance service result	(5,797)	(4,770)
Insurance finance (income) expenses	23,412	3,337
Effects of movements in foreign exchange rates	(14,202)	25,357
Total changes in income and OCI	3,413	23,924
Cash flows
Premiums and premium tax received	61,722	55,437
Claims and other insurance service expenses paid, including investment components	(40,376)	(42,433)
Insurance acquisition cash flows	(9,749)	(8,287)
Total cash flows	11,597	4,717
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	29	(193)
Movements related to insurance contract liabilities for account of segregated fund holders	2,461	12,402
Net closing balance, ending balance	540,344	522,844
Closing insurance contract assets, ending balance	(194)	(102)
Closing insurance contract liabilities, ending balance	411,532	396,401
Closing insurance contract liabilities for account of segregated fund holders, ending balance	129,006	126,545
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	23,412	3,337
Insurance finance (income) expenses, per disclosure in note 6 (f)	25,496	6,631
Insurance contracts issued | Assets for insurance acquisition cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	(11)
Opening insurance contract liabilities, beginning balance	(867)
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0
Net opening balance, beginning balance	(878)
Cash flows
Net closing balance, ending balance	(698)	(878)
Closing insurance contract assets, ending balance	0	(11)
Closing insurance contract liabilities, ending balance	(698)	(867)
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance contracts issued | Cash flow hedges
Insurance finance (income) expenses
Reclassification of derivative	(9)	(52)
Insurance contracts issued | Fair value hedges
Insurance finance (income) expenses
Reclassification of derivative	2,093	3,346
Insurance contracts issued | Liabilities for remaining coverage, excluding loss component
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	(153)	(201)
Opening insurance contract liabilities, beginning balance	377,600	351,045
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	126,545	114,143
Net opening balance, beginning balance	503,992	464,987
Insurance revenue
Expected incurred claims and other insurance service expenses	(15,284)	(14,340)
Change in risk adjustment for non-financial risk expired	(1,401)	(1,414)
CSM recognized for services provided	(3,130)	(2,697)
Recovery of insurance acquisition cash flows	(1,907)	(1,351)
Contracts under PAA	(7,166)	(6,790)
Insurance revenue	(28,888)	(26,592)
Insurance service expense
Incurred claims and other insurance service expenses	0	0
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	0	0
Amortization of insurance acquisition cash flows	2,903	2,148
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	2,903	2,148
Investment components and premium refunds	(20,812)	(23,554)
Insurance service result	(46,797)	(47,998)
Insurance finance (income) expenses	22,608	2,645
Effects of movements in foreign exchange rates	(13,914)	24,962
Total changes in income and OCI	(38,103)	(20,391)
Cash flows
Premiums and premium tax received	61,722	55,437
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	(9,749)	(8,287)
Total cash flows	51,973	47,150
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(137)	(156)
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	2,461	12,402
Net closing balance, ending balance	520,186	503,992
Closing insurance contract assets, ending balance	(259)	(153)
Closing insurance contract liabilities, ending balance	391,439	377,600
Closing insurance contract liabilities for account of segregated fund holders, ending balance	129,006	126,545
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	22,608	2,645
Insurance contracts issued | Liabilities for remaining coverage, loss component
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	5	0
Opening insurance contract liabilities, beginning balance	2,023	1,092
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	2,028	1,092
Insurance revenue
Expected incurred claims and other insurance service expenses	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense
Incurred claims and other insurance service expenses	(137)	(105)
Losses and reversal of losses on onerous contracts (future service)	393	882
Changes to liabilities for incurred claims (past service)	0	0
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	256	777
Investment components and premium refunds	0	0
Insurance service result	256	777
Insurance finance (income) expenses	58	44
Effects of movements in foreign exchange rates	(85)	115
Total changes in income and OCI	229	936
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	2,257	2,028
Closing insurance contract assets, ending balance	9	5
Closing insurance contract liabilities, ending balance	2,248	2,023
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	58	44
Insurance contracts issued | Liabilities for incurred claims | Products not under PAA
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	56	56
Opening insurance contract liabilities, beginning balance	5,698	5,609
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	5,754	5,665
Insurance revenue
Expected incurred claims and other insurance service expenses	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense
Incurred claims and other insurance service expenses	14,823	13,855
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	67	(12)
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	14,890	13,843
Investment components and premium refunds	18,071	20,835
Insurance service result	32,961	34,678
Insurance finance (income) expenses	176	(85)
Effects of movements in foreign exchange rates	(185)	272
Total changes in income and OCI	32,952	34,865
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	(32,582)	(34,776)
Insurance acquisition cash flows	0	0
Total cash flows	(32,582)	(34,776)
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	6,124	5,754
Closing insurance contract assets, ending balance	56	56
Closing insurance contract liabilities, ending balance	6,068	5,698
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	176	(85)
Insurance contracts issued | Liabilities for incurred claims | PAA | PAA Estimates of PV of future cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	1	0
Opening insurance contract liabilities, beginning balance	11,256	10,445
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	11,257	10,445
Insurance revenue
Expected incurred claims and other insurance service expenses	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense
Incurred claims and other insurance service expenses	7,565	7,423
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	(2,595)	(2,391)
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	4,970	5,032
Investment components and premium refunds	2,741	2,719
Insurance service result	7,711	7,751
Insurance finance (income) expenses	546	689
Effects of movements in foreign exchange rates	(32)	29
Total changes in income and OCI	8,225	8,469
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	(7,794)	(7,657)
Insurance acquisition cash flows	0	0
Total cash flows	(7,794)	(7,657)
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	11,688	11,257
Closing insurance contract assets, ending balance	0	1
Closing insurance contract liabilities, ending balance	11,688	11,256
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	546	689
Insurance contracts issued | Liabilities for incurred claims | PAA | PAA Risk adjustment for non-financial risk
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	0	0
Opening insurance contract liabilities, beginning balance	691	625
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	691	625
Insurance revenue
Expected incurred claims and other insurance service expenses	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense
Incurred claims and other insurance service expenses	227	224
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	(155)	(202)
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	72	22
Investment components and premium refunds	0	0
Insurance service result	72	22
Insurance finance (income) expenses	24	44
Effects of movements in foreign exchange rates	0	0
Total changes in income and OCI	96	66
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	787	691
Closing insurance contract assets, ending balance	0	0
Closing insurance contract liabilities, ending balance	787	691
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	24	44
Insurance contracts issued | Liabilities for incurred claims | PAA | Assets for insurance acquisition cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	(11)	0
Opening insurance contract liabilities, beginning balance	(867)	(820)
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	(878)	(820)
Insurance revenue
Expected incurred claims and other insurance service expenses	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense
Incurred claims and other insurance service expenses	0	0
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	0	0
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	0	0
Investment components and premium refunds	0	0
Insurance service result	0	0
Insurance finance (income) expenses	0	0
Effects of movements in foreign exchange rates	14	(21)
Total changes in income and OCI	14	(21)
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	137	156
Acquisition cash flows incurred in the year	29	(193)
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	(698)	(878)
Closing insurance contract assets, ending balance	0	(11)
Closing insurance contract liabilities, ending balance	(698)	(867)
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	$ 0	$ 0